Operating costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating Costs	Operating costs

	2020	2019	2018

Commission and incentive costs	2,087,197	1,269,309	750,103
Operating losses	31,295	13,922	1,769
Other costs	526,867	313,419	181,154
Clearing house fees	344,278	201,083	96,896
Third parties’ services	92,997	76,669	53,124
Other	89,592	35,667	31,134
Total	2,645,359	1,596,650	933,026